May 13, 2021
CCM Core Impact Equity Fund
(formerly Quaker Impact Growth Fund)

CCM Small/Mid-Cap Impact Value Fund
(formerly Quaker Small/Mid-Cap Impact Value Fund)
(each a “Fund” and collectively, the “Funds”)

Supplement dated May 13, 2021
to the Funds’ Prospectus, Summary Prospectuses and
Statement of Additional Information (the “SAI”) dated October 28, 2020, as supplemented

This supplement makes the following amendments to disclosures in the Funds’ Prospectus, Summary Prospectuses and SAI dated October 28, 2020:
Effective immediately, Andrew Cowen, is no longer a portfolio manger for the Funds. Accordingly, all references to Mr. Cowen as a Portfolio Manager in the Funds’ Prospectus, Summary Prospectuses and SAI are hereby removed.
Please retain this supplement with your Prospectus, Summary Prospectus and SAI
CCM Core Impact Equity Fund
CCM Core Impact Equity Fund
The following disclosure is added to the last paragraph of each Funds’ “Principal Investment Strategies” disclosure in the Funds’ Prospectus and Summary Prospectuses:
In addition, the Funds:
•Do not invest in companies that own[1], extract, produce, process, or refine fossil fuels, oil, gas, and coal.
•Do not invest in companies that store, transport, explore, or produce carbon-related fuels or energy sources.
•Do not invest in companies that are in the oil and gas equipment and services businesses.
•May invest in utilities that have current fossil fuel power sources above 15% but are actively transitioning to renewal sources.
•May invest in companies that are pursuing alternative energy technologies or are in alternative energy sectors.
•May invest in companies that are working to transition away from fossil fuels.
[1] The Adviser will use the S&P Global definition for determining what is considered owning of fossil fuels, namely it is those companies that hold fossil fuel reserves which are defined as economically and technically recoverable sources of crude oil, natural gas, and thermal coal.
CCM Small/Mid-Cap Impact Value Fund
CCM Small/Mid-Cap Impact Value Fund
The following disclosure is added to the last paragraph of each Funds’ “Principal Investment Strategies” disclosure in the Funds’ Prospectus and Summary Prospectuses:
In addition, the Funds:
•Do not invest in companies that own[1], extract, produce, process, or refine fossil fuels, oil, gas, and coal.
•Do not invest in companies that store, transport, explore, or produce carbon-related fuels or energy sources.
•Do not invest in companies that are in the oil and gas equipment and services businesses.
•May invest in utilities that have current fossil fuel power sources above 15% but are actively transitioning to renewal sources.
•May invest in companies that are pursuing alternative energy technologies or are in alternative energy sectors.
•May invest in companies that are working to transition away from fossil fuels.
[1] The Adviser will use the S&P Global definition for determining what is considered owning of fossil fuels, namely it is those companies that hold fossil fuel reserves which are defined as economically and technically recoverable sources of crude oil, natural gas, and thermal coal.